SHARE-BASED PAYMENTS - Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 4,953	$ 3,607	$ 3,214
Share options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	1,963	3,124	3,132
Unrecognized share-based payment expense, USD	$ 887	$ 2,852
Weighted average remaining amortization period, years	1 year 4 months 2 days	2 years 4 months 9 days
Founders Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Unrecognized share-based payment expense, USD	$ 2,821	$ 4,125
Weighted average remaining amortization period, years	3 years 2 months 23 days	4 years 2 months 8 days
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 2,479	$ 0	0
Unrecognized share-based payment expense, USD	$ 3,223	0
Weighted average remaining amortization period, years	1 year 7 months 17 days
Restricted shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 475	483	82
Other awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based payment expense	$ 36	$ 0	$ 0